J.P. Morgan Mortgage Trust 2021-LTV1 ABS-15G

Exhibit 99.16

ATR QM Data Fields
Loans in Report: 13

Client Loan Number	Seller Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
302858642	xxx	QM: Safe Harbor	No	Yes
302858637	xxx	QM: Safe Harbor	No	Yes
302858615	xxx	QM: Rebuttable Presumption	No	Yes
302858609	xxx	QM: Safe Harbor	No	Yes
302858593	xxx	QM: Safe Harbor	No	Yes
302698227	xxx	QM: Safe Harbor	No	Yes
302858570	xxx	QM: Safe Harbor	No	Yes
302628279	xxx	QM: Safe Harbor	No	Yes
302858558	xxx	QM: Rebuttable Presumption	No	Yes
302858553	xxx	QM: Rebuttable Presumption	No	Yes
302858522	xxx	QM: Safe Harbor	No	Yes
302858506	xxx	QM: Safe Harbor	No	Yes
302858504	xxx	QM: Safe Harbor	No	Yes
13